JMM	Nuveen Multi-Market Income Fund Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 139.6% (99.1% of Total Investments)

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 108.2% (76.8% of Total Investments)

$273	321 Henderson Receivables VI LLC, 144A	9.310%	7/15/61	Aaa	$319,806
252	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	271,699
500	Adams Outdoor Advertising LP, 144A	5.653%	11/15/48	BBB	519,607
500	Adams Outdoor Advertising LP, Series ADMSO 2018-1 B, 144A	6.414%	11/25/48	N/R	507,679
127	Alternative Loan Trust 2003-J3	5.250%	11/25/33	BBB	127,564
146	Alternative Loan Trust 2004-J2	6.500%	3/25/34	AA+	150,967
1,689	American Homes 4 Rent 2015-SFR2 Trust, 144A	0.000%	10/17/52	N/R	17
5	Banc of America Funding 2007-4 Trust	5.500%	6/25/37	C	98
49	Bayview Financial Acquisition Trust	5.932%	12/28/36	Aa1	49,980
33	Bayview Financial Acquisition Trust	6.205%	5/28/37	AAA	33,038
471	Bayview Financial Mortgage Pass-Through Trust 2005-D	5.500%	12/28/35	Aa3	476,052
58	Bayview Financial Mortgage Pass-Through Trust 2006-C	5.638%	11/28/36	A+	58,666
61	Bayview Financial Mortgage Pass-Through Trust 2006-C	5.852%	11/28/36	Caa3	58,067
500	CHL GMSR Issuer Trust, 144A, (1-Month LIBOR reference rate + 2.750% spread), (10)	5.180%	5/25/23	N/R	502,592
425	Citigroup Commercial Mortgage Trust 2015-GC29	4.280%	4/10/48	A–	427,292
600	Citigroup Commercial Mortgage Trust 2016-P5, 144A	3.000%	10/10/49	BBB–	509,578
450	Citigroup Commercial Mortgage Trust 2018-TBR, 144A, (1-Month LIBOR reference rate + 1.800% spread), (10)	4.273%	12/15/36	BBB–	450,277
142	Citigroup Global Markets Mortgage Securities VII Inc., 144A	6.000%	9/25/33	BB	141,353
775	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.255%	3/10/48	A–	792,233
500	Commercial Mortgage Pass-Through Certificates 2015-CR22, 144A	4.427%	9/10/28	BBB–	499,922
139	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	5.160%	3/25/33	Ba1	141,720
511	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.632%	10/10/48	A–	524,117
498	Commonbond Student Loan Trust 2017-B-GS, 144A	4.440%	9/25/42	Baa1	493,463
233	Countrywide Asset-Backed Certificates Trust, Series 2004-13	5.103%	5/25/35	Aaa	235,532
160	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	127,165
469	Credit Suisse First Boston Mortgage Securities Corp	6.171%	4/25/33	BB	489,254
96	Credit Suisse First Boston Mortgage Securities Corp	6.000%	12/25/35	D	5,798
429	Credit-Based Asset Servicing & Securitization LLC, 144A	5.497%	12/25/37	AA	434,027
250	CSMC 2014-USA OA LLC, 144A	4.373%	9/15/37	BB–	229,335
1,185	DB Master Finance LLC, 144A	4.030%	11/20/47	BBB	1,189,728
1,167	Domino’s Pizza Master Issuer LLC, 144A	4.474%	10/25/45	BBB+	1,204,367
123	Domino’s Pizza Master Issuer LLC, 144A	3.082%	7/25/47	BBB+	121,635
615	Driven Brands Funding LLC, HONK 2015-1A, 144A	4.739%	4/20/48	BBB–	627,196
750	Driven Brands Funding LLC, HONK 2015-1A, 144A	4.641%	4/20/49	BBB–	750,000
11	Fannie Mae Pool, (3)	5.000%	2/01/21	N/R	11,446
653	Fannie Mae Pool, (3)	3.500%	12/01/26	N/R	667,867
648	Fannie Mae Pool, (3)	3.500%	1/01/27	N/R	663,351
28	Fannie Mae Pool, (3)	6.000%	5/01/29	N/R	31,403
16	Fannie Mae Pool, (3)	7.000%	9/01/31	N/R	17,674
17	Fannie Mae Pool, (3)	5.500%	6/01/33	N/R	18,166
45	Fannie Mae Pool, (3)	6.000%	1/01/34	N/R	48,870
79	Fannie Mae Pool, (3)	5.500%	2/01/34	N/R	86,185
90	Fannie Mae Pool, (3)	6.000%	3/01/34	N/R	97,182
63	Fannie Mae Pool, (3)	6.000%	1/01/35	N/R	69,542
36	Fannie Mae Pool, (3)	5.000%	7/01/35	N/R	38,505
16	Fannie Mae Pool, (3)	5.500%	3/01/36	N/R	17,904
13	Fannie Mae Pool, (3)	6.000%	6/01/36	N/R	14,376
61	Fannie Mae Pool, (3)	5.500%	4/01/37	N/R	66,858
61	Fannie Mae Pool, (3)	5.500%	6/01/38	N/R	66,625
1,296	Fannie Mae Pool, (3)	3.500%	2/01/44	N/R	1,322,033
2,868	Fannie Mae Pool, (3)	3.500%	3/01/48	N/R	2,914,574
2,982	Fannie Mae Pool, (3)	4.500%	8/01/48	Aaa	3,118,050
91	Fannie Mae REMIC Trust 2002-W1	7.500%	2/25/42	Aaa	99,949
449	Fannie Mae REMIC Trust 2003-W1	3.492%	12/25/42	CCC	165,523
2,500	Fannie Mae TBA, (MDR), (WI/DD)	3.000%	4/25/49	Aaa	2,489,648

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,000	Fannie Mae TBA, (MDR), (WI/DD)	3.500%	4/25/49	Aaa	$2,027,734
4,605	Fannie Mae TBA, (MDR), (WI/DD)	4.000%	4/25/49	Aaa	4,737,034
500	Finance of America Structured Securities Trust 2018-HB1, 144A	4.392%	9/25/28	Baa3	500,000
1,282	FOCUS Brands Funding LLC, 144A	5.093%	4/30/47	BBB	1,326,333
21	Freddie Mac Gold Pool, (3)	6.500%	11/01/28	N/R	23,316
1,562	Freddie Mac Gold Pool, (3)	3.000%	1/01/29	N/R	1,582,292
2,835	Freddie Mac Gold Pool, (3)	3.000%	4/01/43	Aaa	2,838,221
1,166	Freddie Mac Gold Pool	3.500%	1/01/44	N/R	1,190,492
1,130	Freddie Mac Gold Pool, (3)	3.500%	2/01/44	Aaa	1,153,197
1,870	Freddie Mac Gold Pool, (3)	3.500%	5/01/46	N/R	1,900,357
2,562	Freddie Mac Gold Pool, (3)	3.000%	6/01/46	N/R	2,555,171
2,365	Freddie Mac Gold Pool, (3)	3.000%	2/01/47	Aaa	2,355,296
250	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2015-K714, 144A	3.986%	1/25/47	A3	252,420
500	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB–	485,682
197	Ginnie Mae I Pool, (3)	5.500%	8/15/33	N/R	217,013
96	Ginnie Mae I Pool, (3)	6.000%	7/15/34	N/R	102,956
500	GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	301,076
90	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	D	87,176
504	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	558,516
430	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP1, 144A	8.500%	1/25/35	B2	481,676
614	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	659,456
656	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B3	693,083
408	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	8.000%	9/25/35	B3	443,932
46	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	4.423%	10/25/33	A	46,427
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2013-GC16	5.488%	11/10/46	Baa3	527,184
550	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC30	4.192%	5/10/50	N/R	547,556
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	442,533
80	Home Equity Mortgage Trust	5.821%	4/25/35	Baa1	80,187
689	Honor Automobile Trust Securitization 2016-1A, 144A	5.760%	4/15/21	B–	688,765
263	Impac Secured Assets CMN Owner Trust	8.000%	10/25/30	CCC	247,147
500	JG Wentworth XXXVII LLC, 144A	5.190%	6/17/69	Baa2	526,739
979	JGWPT XXV LLC, 144A	7.140%	2/15/67	A2	1,156,240
408	JGWPT XXVI LLC, 144A	6.770%	10/17/61	A2	432,093
739	Jimmy Johns Funding LLC, 144A	4.846%	7/30/47	BBB	760,750
292	JPMorgan Alternative Loan Trust 2006-S1	6.500%	3/25/36	D	244,518
500	JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4, 144A	3.578%	12/15/49	BBB–	428,735
500	JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON, 144A	3.881%	1/05/31	BBB–	501,058
500	JPMDB Commercial Mortgage Securities Trust 2017-C7, 144A	3.000%	10/15/50	BBB–	413,264
1	Lehman ABS Manufactured Housing Contract Trust 2001-B	4.350%	4/15/40	Aaa	1,268
341	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	C	342,906
965	Mid-State Capital Corp 2004-1 Trust	6.005%	8/15/37	AA+	1,033,393
66	Mid-State Capital Corp 2004-1 Trust	8.900%	8/15/37	A1	74,156
807	Mid-State Capital Corp 2005-1 Trust	5.745%	1/15/40	AA	865,466
556	Mid-State Capital Trust 2010-1, 144A	5.250%	12/15/45	AA	577,593
476	Mid-State Capital Trust 2010-1, 144A	7.000%	12/15/45	A	504,681
258	Mid-State Trust XI	5.598%	7/15/38	BBB	274,820
268	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	275,191
286	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	AA+	298,114
277	Mortgage Asset Securitization Transactions Inc., Mortgage Pass Through Certificates, Series 2003-11	5.250%	12/25/33	A	279,074

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$500	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	4.746%	1/15/49	A3	$509,702
87	Morgan Stanley Mortgage Loan Trust 2006-2	5.750%	2/25/36	N/R	86,841
500	MSCG Trust 2015-ALDR, 144A	3.577%	6/07/35	BBB–	442,082
500	New Residential Advance Receivables Trust Advance Receivables Backed Notes, 144A	4.002%	2/15/51	BBB	496,424
394	New Residential Mortgage LLC, 144A	4.690%	5/25/23	N/R	396,372
412	New Residential Mortgage LLC 2018-FNT2, 144A	4.920%	7/25/54	N/R	416,431
500	New Residential Mortgage Loan Trust 2014-1, 144A	6.052%	1/25/54	BBB	531,441
805	New Residential Mortgage Loan Trust 2015-2, 144A	5.551%	8/25/55	Baa3	853,689
366	NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, 144A	4.374%	1/25/23	N/R	365,517
378	NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, 144A	4.593%	2/25/23	N/R	378,073
500	Oak Hill Advisors Residential Loan Trust 2017-NPLA, 144A	5.000%	6/25/57	N/R	498,738
500	Ocwen Master Advance Receivables Trust, 144A	4.446%	8/16/49	BBB	500,022
500	Ocwen Master Advance Receivables Trust, 144A	4.532%	8/15/50	BBB	502,720
498	Planet Fitness Master Issuer LLC, 144A	4.666%	9/05/48	BBB–	513,360
500	PNMAC FMSR ISSUER TRUST 2018-FT1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (10)	4.827%	4/25/23	N/R	501,750
500	PNMAC GMSR ISSUER TRUST 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.850% spread), (10)	5.327%	2/25/23	N/R	501,090
500	PNMAC GMSR ISSUER TRUST 2018-GT2, 144A, (1-Month LIBOR reference rate + 2.650% spread), (10)	5.080%	8/25/25	N/R	501,537
500	Progress Residential 2017-SFR2 Trust, 144A	3.595%	12/17/34	Baa2	494,769
419	RALI Series 2005-QS12 Trust	5.500%	8/25/35	Caa2	400,354
435	RASC Series 2004-KS1 Trust	5.721%	2/25/34	Aa2	441,881
485	RBS Commercial Funding Inc 2013-SMV Trust, 144A	3.704%	3/11/31	A+	475,840
201	Renaissance Home Equity Loan Trust 2005-4	5.749%	2/25/36	Caa1	202,070
500	RMF Buyout Issuance Trust 2018-1, 144A	4.448%	11/25/28	Baa3	506,050
571	Sonic Capital LLC, 144A	3.750%	7/20/43	BBB	570,345
498	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	495,842
500	SPS Servicer Advance Receivables Trust, 144A	4.500%	10/17/50	BBB	500,920
275	Structured Receivables Finance 2010-A LLC, 144A	5.218%	1/16/46	AAA	283,274
500	STWD 2018-URB Mortgage Trust, 144A, (1-Month LIBOR reference rate + 2.050% spread), (10)	4.523%	5/15/35	Baa3	491,103
491	Taco Bell Funding LLC, 144A	4.377%	5/25/46	BBB	501,812
614	Taco Bell Funding LLC, 144A	4.970%	5/25/46	BBB	642,432
450	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	4.213%	3/10/46	A3	452,790
500	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	6.292%	2/25/49	N/R	502,379
500	Verus Securitization Trust 2017-1, 144A	5.273%	1/25/47	A	500,716
750	VOLT LXIX LLC, Series VOLT 2018-NPL5 A2, 144A	5.804%	8/25/48	N/R	755,875
500	VOLT LXX LLC, Series VOLT 2018-NPL6 A2, 144A	5.805%	9/25/48	N/R	506,522
323	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS4 Trust	5.500%	2/25/33	N/R	326,300
24	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	6.050%	8/25/38	AA	24,878
987	Wendy’s Funding LLC, 144A	3.573%	3/15/48	BBB	973,537
250	WF-RBS Commercial Mortgage Trust 2011-C2, 144A	5.392%	2/15/44	Aa2	256,629
750	WFRBS Commercial Mortgage Trust 2011-C3, 144A	5.335%	3/15/44	A1	769,484
$82,657	Total Asset-Backed and Mortgage-Backed Securities (cost $80,857,973)				81,609,433

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 28.3% (20.1% of Total Investments)

	Aerospace & Defense – 0.6%

$125	Bombardier Inc, 144A	7.875%	4/15/27	B	$128,906
150	Triumph Group Inc	4.875%	4/01/21	CCC+	146,250
150	Triumph Group Inc	5.250%	6/01/22	CCC+	144,000
425	Total Aerospace & Defense				419,156

	Auto Components – 0.6%

250	American Axle & Manufacturing Inc	6.250%	4/01/25	B	243,750
200	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A, (WI/DD)	8.500%	5/15/27	B	200,500
450	Total Auto Components				444,250

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Automobiles – 0.1%

$100	Ford Motor Co	7.450%	7/16/31	BBB	$106,691

	Banks – 0.3%

225	Quicken Loans Inc, 144A	5.250%	1/15/28	Ba1	210,656

	Building Products – 0.3%

200	American Woodmark Corp, 144A	4.875%	3/15/26	BB	195,500

	Capital Markets – 0.6%

200	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	201,500
225	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.250%	8/15/24	BB–	221,625
425	Total Capital Markets				423,125

	Chemicals – 1.7%

200	CF Industries Inc	3.450%	6/01/23	BB+	194,000
250	Chemours Co/The	5.375%	5/15/27	BB–	248,357
200	FXI Holdings Inc, 144A	7.875%	11/01/24	B	186,000
375	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BBB–	367,500
250	OCI NV, 144A	6.625%	4/15/23	BB–	259,250
1,275	Total Chemicals				1,255,107

	Commercial Services & Supplies – 1.9%

150	APX Group Inc	8.750%	12/01/20	CCC	147,000
225	Covanta Holding Corp	5.875%	7/01/25	B1	228,937
250	Hulk Finance Corporation, 144A	7.000%	6/01/26	CCC+	236,875
250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB–	242,500
78	RR Donnelley & Sons Co	7.875%	3/15/21	B–	80,048
200	Staples Inc, 144A	8.500%	9/15/25	B–	218,000
250	Waste Pro USA Inc, 144A	5.500%	2/15/26	B+	240,625
1,403	Total Commercial Services & Supplies				1,393,985

	Communications – 0.1%

100	CommScope Finance LLC, 144A	8.250%	3/01/27	B+	103,750

	Consumer Finance – 0.2%

200	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	171,500

	Diversified Financial Services – 0.3%

220	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BB+	228,250

	Diversified Telecommunication Services – 2.2%

99	Frontier Communications Corp	8.500%	4/15/20	B	96,772
350	GCI LLC	6.875%	4/15/25	B+	365,312
500	Qwest Corp	6.750%	12/01/21	BBB–	532,025
200	Sprint Capital Corp	6.875%	11/15/28	B+	192,250
200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	196,101
300	Zayo Group LLC / Zayo Capital Inc, 144A	5.750%	1/15/27	B	299,340
1,649	Total Diversified Telecommunication Services				1,681,800

	Electric Utilities – 0.2%

200	Talen Energy Supply LLC	6.500%	6/01/25	B	176,000

	Electrical Equipment – 0.3%

250	Energizer Gamma Acquisition Inc, 144A	6.375%	7/15/26	B+	256,250

	Energy Equipment & Services – 1.1%

250	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	254,925
250	Ensco PLC	7.750%	2/01/26	B	210,938
200	SESI LLC	7.125%	12/15/21	B+	179,250
200	Transocean Inc, 144A	9.000%	7/15/23	B	213,250
900	Total Energy Equipment & Services				858,363

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trust – 0.5%

$300	Equity Commonwealth	5.875%	9/15/20	Baa2	$307,001
100	GEO Group Inc/The	6.000%	4/15/26	B+	84,000
400	Total Equity Real Estate Investment Trust				391,001

	Food Products – 0.6%

250	Kraft Heinz Foods Co	3.000%	6/01/26	BBB	233,743
200	Post Holdings Inc, 144A	5.625%	1/15/28	B+	198,500
450	Total Food Products				432,243

	Food & Staples Retailing – 0.3%

250	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson’s LLC, 144A	7.500%	3/15/26	B+	257,188

	Gas Utilities – 0.7%

250	AmeriGas Partners LP / AmeriGas Finance Corp	5.500%	5/20/25	BB	249,063
55	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	B+	53,075
200	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	189,500
505	Total Gas Utilities				491,638

	Health Care Providers & Services – 1.2%

250	Encompass Health Corp	5.750%	11/01/24	B+	253,125
200	Envision Healthcare Corp, 144A	8.750%	10/15/26	B–	178,250
175	HCA Inc	5.250%	6/15/26	BBB–	187,638
250	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	259,375
875	Total Health Care Providers & Services				878,388

	Health Care Technology – 0.3%

200	Exela Intermediate LLC / Exela Finance Inc, 144A	10.000%	7/15/23	B	203,650

	Hotels, Restaurants & Leisure – 0.7%

250	Carlson Travel Inc, 144A	6.750%	12/15/23	B2	250,000
250	Viking Cruises Ltd, 144A	5.875%	9/15/27	B	243,125
500	Total Hotels, Restaurants & Leisure				493,125

	Household Durables – 1.6%

200	Beazer Homes USA Inc	5.875%	10/15/27	B–	174,500
250	Brookfield Residential Properties Inc, 144A	6.500%	12/15/20	B+	250,000
250	M/I Homes Inc	5.625%	8/01/25	BB–	239,375
300	Mattamy Group Corp, 144A	6.500%	10/01/25	BB	295,965
250	William Lyon Homes Inc	5.875%	1/31/25	B+	235,000
1,250	Total Household Durables				1,194,840

	Industrial Conglomerates – 0.3%

250	General Electric Co	3.375%	3/11/24	BBB+	248,720

	Insurance – 0.6%

250	Genworth Holdings Inc	4.800%	2/15/24	B	206,250
250	Nationstar Mortgage Holdings Inc, 144A	8.125%	7/15/23	B	257,500
500	Total Insurance				463,750

	Leisure Products – 0.3%

250	Mattel Inc, 144A	6.750%	12/31/25	BB–	245,938

	Machinery – 0.5%

200	Mueller Water Products Inc, 144A	5.500%	6/15/26	BB	203,000
150	Navistar International Corp, 144A	6.625%	11/01/25	B+	152,438
350	Total Machinery				355,438

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 2.5%

$500	Altice France SA/France, 144A	7.375%	5/01/26	B	$490,000
250	CBS Radio Inc, 144A	7.250%	11/01/24	B–	248,750
300	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB–	316,351
200	National CineMedia LLC	6.000%	4/15/22	Ba3	202,000
250	Nielsen Finance LLC / Nielsen Finance Company, 144A	5.000%	4/15/22	BB	247,500
200	Quebecor Media Inc	5.750%	1/15/23	B+	208,500
200	VTR Finance BV, 144A	6.875%	1/15/24	BB–	205,000
1,900	Total Media				1,918,101

	Metals & Mining – 1.8%

250	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	257,500
300	Eldorado Gold Corp, 144A	6.125%	12/15/20	B	293,610
150	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	147,841
250	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp, 144A	7.500%	6/15/25	BB–	253,125
250	Tronox Inc, 144A	6.500%	4/15/26	B–	238,600
200	United States Steel Corp	6.250%	3/15/26	B	187,018
1,400	Total Metals & Mining				1,377,694

	Oil, Gas & Consumable Fuels – 1.9%

250	Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B–	245,000
250	Denbury Resources Inc, 144A	9.000%	5/15/21	B	243,125
200	Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	192,000
275	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	282,287
200	Southwestern Energy Co	7.500%	4/01/26	BB	204,000
250	Whiting Petroleum Corp	6.625%	1/15/26	BB	245,000
1,425	Total Oil, Gas & Consumable Fuels				1,411,412

	Pharmaceuticals – 0.3%

220	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	221,963

	Real Estate Management & Development – 0.6%

250	Hunt Cos Inc, 144A	6.250%	2/15/26	BB–	233,125
250	Kennedy-Wilson Inc	5.875%	4/01/24	BB	248,438
500	Total Real Estate Management & Development				481,563

	Road & Rail – 0.9%

200	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A	6.375%	4/01/24	BB	203,000
250	Hertz Corp/The, 144A	7.625%	6/01/22	B+	255,875
250	United Rentals North America Inc	4.875%	1/15/28	BB–	243,175
700	Total Road & Rail				702,050

	Software – 0.3%

200	CDK Global Inc	5.875%	6/15/26	BB+	209,000

	Specialty Retail – 0.9%

250	GameStop Corp, 144A	6.750%	3/15/21	Ba1	251,875
205	L Brands Inc	6.875%	11/01/35	Ba1	177,069
250	PGT Escrow Issuer Inc, 144A	6.750%	8/01/26	B	259,375
705	Total Specialty Retail				688,319

	Technology Hardware, Storage & Peripherals – 0.2%

175	NCR Corp	4.625%	2/15/21	BB	174,694

	Wireless Telecommunication Services – 0.8%

200	Digicel Ltd, 144A	6.000%	4/15/21	B3	166,542
250	Hughes Satellite Systems Corp	6.625%	8/01/26	BB–	245,000
200	Level 3 Financing Inc	5.250%	3/15/26	BB	199,500
650	Total Wireless Telecommunication Services				611,042
$21,677	Total Corporate Bonds (cost $21,563,915)				21,376,140

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.5% (1.1% of Total Investments)

	Argentina – 0.2%

$200	Argentine Republic Government International Bond	4.625%	1/11/23	B	$163,800

	Bahrain – 0.4%

250	Bahrain Government International Bond, 144A	7.000%	10/12/28	BB–	268,005

	Egypt – 0.5%

400	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	396,512

	El Salvador – 0.1%

100	El Salvador Government International Bond, 144A	5.875%	1/30/25	B+	97,125

	Sri Lanka – 0.3%

250	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	B	243,133
$1,200	Total Sovereign Debt (cost $1,181,079)				1,168,575

Principal Amount (000)	Description (1), (4)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 0.8% (0.5% of Total Investments)

	Banks – 0.5%

$200	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (5)	Ba2	$178,500
200	Societe Generale SA, 144A	6.750%	N/A (5)	BB+	184,500
400	Total Banks				363,000

	Capital Markets – 0.3%

200	UBS Group Funding Switzerland AG, 144A	7.000%	N/A (5)	BBB–	203,006
$600	Total Contingent Capital Securities (cost $600,000)				566,006

Shares	Description (1), (6)				Value

	INVESTMENT COMPANIES – 0.5% (0.4% of Total Investments)

32,000	BlackRock Credit Allocation Income Trust				$397,120
	Total Investment Companies (cost $395,554)				397,120

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3% (0.2% of Total Investments)

	Commercial Services & Supplies – 0.3%

$200	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	$202,250
$200	Total $1,000 Par (or similar) Institutional Preferred (cost $203,036)				202,250
	Total Long-Term Investments (cost $104,801,557)				105,319,524

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.3% (0.9% of Total Investments)

	REPURCHASE AGREEMENTS – 1.3% (0.9% of Total Investments)

$987	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $987,455, collateralized by $990,000 U.S. Treasury Notes, 2.625%, due 2/28/23, value $1,007,935	1.200%	4/01/19	$987,356
	Total Short-Term Investments (cost $987,356)			987,356
	Total Investments (cost $105,788,913) – 140.9%			106,306,880
	Reverse Repurchase Agreements – (29.1)% (7)			(21,965,000)
	Other Assets Less Liabilities – (11.8)% (8)			(8,922,397)
	Net Assets Applicable to Common Shares – 100%			$75,419,483

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Short	(62)	6/19	$(6,583,550)	$(6,605,906)	$(22,356)	$6,781
U.S. Treasury 10-Year Note	Short	(46)	6/19	(5,632,385)	(5,714,063)	(81,678)	12,938
U.S. Treasury 10-Year Ultra Note	Short	(25)	6/19	(3,251,194)	(3,319,531)	(68,337)	7,031
U.S. Treasury Long Bond	Short	(11)	6/19	(1,603,479)	(1,646,219)	(42,739)	4,125
U.S. Treasury Ultra Bond	Long	9	6/19	1,450,266	1,512,000	61,734	(3,375)
Total				$(15,620,342)	$(15,773,719)	$(153,376)	$27,500
*	The aggregate amount of long and short positions is $1,450,266 and $(17,070,608), respectively.

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$72,918	$72,918

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$81,609,433	$—	$81,609,433
Corporate Bonds	—	21,376,140	—	21,376,140
Sovereign Debt	—	1,168,575	—	1,168,575
Contingent Capital Securities	—	566,006	—	566,006
Investment Companies	397,120	—	—	397,120
$1,000 Par (or similar) Institutional Preferred	—	202,250	—	202,250
Short-Term Investments:
Repurchase Agreements	—	987,356	—	987,356
Investments in Derivatives:
Futures Contracts*	(153,376)	—	—	(153,376)
Interest Rate Swaps*	—	72,918	—	72,918
Total	$243,744	$105,982,678	$—	$106,226,422
*	Represents net unrealized appreciation (depreciation).

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(4)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(5)	Perpetual security. Maturity date is not applicable.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	Reverse Repurchase Agreements as a percentage of Total Investments is 20.7%.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.